Note 2. FURNITURE AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 2. FURNITURE AND EQUIPMENT

Major classifications of furniture and equipment as at December 31, 2009 and 2008 are as follows:

	2011	2010
Vehicles	$158,523	$138,195
Equipment	21,154	21,154
Furniture and fixtures	9,070	9,070
	188,747	168,419
Accumulated depreciation	(35,421)	(34,239)
	$153,326	$134,180

Depreciation expense for the years ended December 31, 2011 and 2010 was $27,419 and $28,366, respectively.